Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	$ (89,989,659)	$ (50,640,075)
Adjustments for:
Depreciation	880,396	582,930
(Gain) on sale of exploration and evaluation assets	(12,161)	(499,415)
(Gain) on lease derecognition	(2,027)
Impairment of exploration and evaluation assets		28,604
Interest expense	15,988	7,493
Settlement of flow-through share premium	(17,165,846)	(6,617,730)
Share-based compensation	8,489,387	7,612,214
Net realized losses (gains) on disposal of investments	4,675,084	(192,114)
Net change in unrealized losses on investments	14,938,953	1,376,192
Total adjustments to reconcile profit (loss)	(78,169,885)	(48,341,901)
Change in non-cash working capital items:
Decrease in amounts receivable		2,837
Decrease (increase) in prepaid expenses and deposits	757,003	(920,854)
Decrease (increase) in other assets	38,008	(107,211)
(Increase) in sales taxes recoverable	(1,337,106)	(782,813)
Increase in accounts payable and accrued liabilities	4,331,483	1,637,860
Net cash used in operating activities	(74,380,497)	(48,512,082)
Cash flows used in investing activities
Purchases of exploration and evaluation assets	(200,000)	(3,938,898)
Expenditures on claims staking and mineral license renewals	(16,294)	(111,130)
Proceeds on sale of exploration and evaluation assets	12,161
Proceeds on disposal of investments	4,827,266	1,313,462
Purchases of investments		(12,850,001)
Purchases of property and equipment	(5,361,007)	(1,484,104)
Net cash used in investing activities	(737,874)	(17,070,671)
Cash flows from financing activities
Issuance of common shares in private placements		62,999,250
Issuance of common shares in prospectus offering	52,549,677	57,502,415
Share issue costs	(3,333,880)	(4,457,654)
Stock options exercised	7,649,906	1,236,170
Warrants exercised	55,140	1,156,523
Lease payments	(121,775)	(100,500)
Net cash generated from financing activities	56,799,068	118,336,204
Net (decrease) increase in cash	(18,319,303)	52,753,451
Cash at beginning of year	100,484,576	47,731,125
Cash at end of year	$ 82,165,273	$ 100,484,576